Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Accrued Liabilities [Abstract]
Schedule of accrued liabilities
	December 31,	December 31,
	2016	2015
Reserve for standby letter of credit	$-	$750,000
Accrued employment costs	380,903	185,567
Aircraft maintenance reserves	37,050	110,000
Board fees	104,833	34,833
Other	389,528	233,570
Total	$912,314	$1,313,970